SUBSEQUENT EVENTS DISCLOSURE	12 Months Ended
Jan. 31, 2025
Notes
SUBSEQUENT EVENTS DISCLOSURE

17.SUBSEQUENT EVENTS

(a)On February 1, 2025, the Company entered into an unsecured line of credit agreement with a company controlled by the Company’s CEO and director and the Company’s VP of Exploration and director, for up to US$100,000. The outstanding balance, if any, on the revolving loan is due and payable on demand and bears interest at an annual rate of 8%.

(b)Subsequent to January 31, 2025, the Company received a $25,000 advance from its director and VP of Finance. The advance is unsecured, interest-free and due on demand.